LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP MFS International Equity Managed Volatility Fund

Supplement Dated September 26, 2024

to the Summary and Statutory Prospectus dated May 1, 2024

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Summary and Statutory Prospectus

This Supplement updates certain information in the Statutory and Summary Prospectus for the LVIP MFS International Equity Managed Volatility Fund (the “Fund”). You may obtain copies of the Fund’s Summary and Statutory Prospectuses free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective on or about November 18, 2024, the Fund’s Summary and Statutory Prospectuses are revised as follows:

1.

The Fund is renamed the “LVIP Multi-Manager International Equity Managed Volatility Fund”. All references to the Fund’s former name in the Fund’s Summary and Statutory Prospectus are replaced accordingly.

2.	The table under the section entitled Fees and Expenses of the Fund’s Summary and Statutory Prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class
Management Fee	0.85%	0.85%
Distribution and/or Service (12b-1) fees	None	0.25%
Other Expenses	0.07%	0.07%
Acquired Fund Fees and Expenses (AFFE)	0.69%	0.69%
Total Annual Fund Operating Expenses (including AFFE)[1]	1.61%	1.86%
Less Fee Waiver and Expense Reimbursement[2]	(0.73%)	(0.73%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.88%	1.13%

1

Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights table, which reflects only the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

2

Lincoln Financial Investments Corporation (the “Adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.665% of the Fund’s average daily net assets. The Adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses) exceed 0.185% of the Fund’s average daily net assets for the Standard Class (and 0.435% for the Service Class). Any reimbursements made by the Adviser are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. Both agreements will continue through at least April 30, 2026 and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.

3.	The table under the section entitled Example of the Fund’s Summary and Statutory Prospectus is hereby deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Standard Class	$ 90	$437	$807	$1,849
Service Class	$115	$514	$938	$2,120

4.	The first eight paragraphs under the section entitled Principal Investment Strategies of the Fund’s Summary and Statutory Prospectus are hereby deleted and replaced with the following:

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”), which include funds advised by the Fund’s investment adviser, Lincoln Financial Investments Corporation (the “Adviser”). The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the strategy supplements the Fund’s main investment portfolio.

The Underlying Funds currently include LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund’s assets not subject to the overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund’s assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund’s assets not subject to the overlay).

International Equity Strategy. The Fund, under normal circumstances, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities. The Underlying Funds may invest in companies of any market capitalization. Certain Underlying Funds invest primarily in foreign equity securities, including emerging market equity securities. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

The LVIP MFS International Growth Fund may invest in the stocks of growth companies that its manager believes to have above average earnings growth potential compared to other companies, in the stocks of value companies that the Underlying Fund manager believes are undervalued compared to their perceived worth, or in a combination of growth and value companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

The LVIP Dimensional International Core Equity Fund’s manager purchases a broad and diverse group of securities of non-U.S. companies in developed markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the international universe.

The LVIP Franklin Multi-Factor International Equity Fund’s manager selects stocks for the Fund that have favorable exposure to certain factors, including but not limited to quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as six-month risk adjusted price momentum and twelve-month risk adjusted price momentum.

The Adviser will periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

Allocations to Underlying Funds are subject to change at the discretion of the Adviser. Additional Underlying Funds may be utilized from time to time. The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.

5.

The first ten paragraphs under the subsection entitled Investment Objective and Principal Investment Strategies of the section entitled Additional Information about the Fund of the Fund’s Statutory Prospectus are hereby deleted and replaced with the following:

The investment objective of the Fund is to seek capital appreciation. This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a “fund of funds” structure. The Fund pursues its investment objective by primarily investing in other mutual funds (the “Underlying Funds”, which include funds advised by Lincoln Financial Investments Corporation (the “Adviser”), the Fund’s investment adviser. The Fund also seeks to manage its overall portfolio volatility with a managed volatility strategy. This is a type of risk management sometimes referred to as an “overlay” because the risk management portion of the strategy supplements the Fund’s main investment portfolio.

The Underlying Funds currently include LVIP MFS International Growth Fund (in an amount that is approximately 60% of the portion of the Fund’s assets not subject to the overlay), LVIP Dimensional International Core Equity Fund (in an amount that is approximately 30% of the portion of the Fund’s assets not subject to the overlay), and LVIP Franklin Multi-Factor International Equity Fund (in an amount that is approximately 10% of the portion of the Fund’s assets not subject to the overlay).

International Equity Strategy. The Fund, under normal circumstances, through the Underlying Funds, invests at least 80% of its assets in a portfolio of investments that provide exposure to equity securities (for example, common stocks or depository receipts). The Underlying Funds may invest in companies of any market capitalization. Certain Underlying Funds invest primarily in foreign equity securities, including emerging market equity securities. The Fund normally maintains investment exposure to at least three countries outside of the United States. Typically, the Fund invests in a large number of different countries. The Fund is not required to allocate its investments in any set percentages in any particular countries.

The LVIP MFS International Growth Fund may invest in the stocks of growth companies that its manager believes to have above average earnings growth potential compared to other companies, in the stocks of value companies that the Underlying Fund manager believes are undervalued compared to their perceived worth, or in a combination of growth and value companies. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

The LVIP Dimensional International Core Equity Fund’s manager purchases a broad and diverse group of securities of non-U.S. companies in developed markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price and higher profitability companies as compared to their representation in the international universe.

The LVIP Franklin Multi-Factor International Equity Fund’s manager selects stocks for the Fund that have favorable exposure to certain factors, including but not limited to quality, value, and momentum. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, earnings variability, cash return on assets and leverage. The “value” factor incorporates measurements such as price to earnings, price to forward earnings, price to book value and dividend yield. The “momentum” factor incorporates measurements such as six-month risk adjusted price momentum and twelve-month risk adjusted price momentum.

On at least an annual basis, the Adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds to or removing Underlying Funds from the asset allocation strategy. The Adviser will periodically rebalance the weightings in the Underlying Funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The Adviser uses various analytical tools and proprietary and third-party research to construct the portfolio. The Underlying Fund allocation is made based on the Fund’s particular asset allocation strategy, the Adviser’s desired asset class exposures, country and regional exposure, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess each Underlying Fund’s suitability as an investment for the Fund.

Allocations to Underlying Funds are subject to change at the discretion of the Adviser. Additional Underlying Funds may be utilized from time to time. The full list of Underlying Funds used by the Fund is included in the Fund’s annual and semi-annual reports and quarterly holdings disclosures.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE